Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Abstract]
Tax rate	19.00%	20.00%	20.00%